Cover	May 18, 2021
Cover [Abstract]
Entity Registrant Name	FREEDOM HOLDING CORP.
Entity Central Index Key	0000924805
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	May 18, 2021
Entity Incorporation State Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address Address Line 1	77/7 Al Farabi Ave., “Esentai Tower” BC, Floor 7
Entity Address City Or Town	Almaty
Entity Address Country	KZ
Entity Address Postal Zip Code	050040
City Area Code	7 727
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A of Freedom Holding Corp. (the “Company”) amends the Current Report on Form 8-K dated May 18, 2021, filed with the Securities and Exchange Commission (the “Commission”) on May 21, 2021, (the “Original Report”) to correct an inadvertent typo in the year certain restricted stock grants may vest to Askar Tashtitov and Evgeniy Ler, executive officers of the Company. The Original Report reflected a vesting date of May 18, 2023, for 10,600 shares granted to Mr. Tashtitov and 8,000 shares granted to Mr. Ler. The correct date is May 18, 2024. The corrected table is set forth below: